American Funds Tax-Exempt Fund of New York®
Investment portfolio
April 30, 2024
unaudited

Bonds, notes & other debt instruments 96.61% New York 92.47%	Principal amount (000)	Value (000)
City of Albany Capital Resource Corp., Rev. Bonds (Empire Commons Student Housing, Inc. Ref. Project), Series 2016-A, 5.00% 5/1/2032	USD400	$407
Town of Amherst Dev. Corp., Student Housing Fac. Rev. Ref. Bonds (UBF Faculty-Student Housing Corp. - Greiner and Hadley Rev. Ref. Projects at SUNY Buffalo), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 10/1/2030	500	524
City of Battery Park Auth., Senior Rev. Bonds, Series 2023-B, 5.00% 11/1/2035	1,000	1,179
Town of Brookhaven Local Dev. Corp., Rev. Bonds (Active Retirement Community, Inc.), Series 2020-A, 4.00% 11/1/2055	750	605
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 4.00% 7/15/2034	240	240
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, 5.00% 7/15/2042	1,925	1,944
Build NYC Resource Corp., Rev. Bonds (Academic Leadership Charter School Project), Series 2021, 4.00% 6/15/2030	200	189
Build NYC Resource Corp., Rev. Bonds (Academic Leadership Charter School Project), Series 2021, 4.00% 6/15/2036	400	365
Build NYC Resource Corp., Rev. Bonds (East Harlem Scholars Academy Charter School Project), Series 2022, 5.75% 6/1/2062[1]	100	101
Build NYC Resource Corp., Rev. Bonds (KIPP NYC Public School Facs. - Canal West Project), Series 2022, 5.00% 7/1/2042	1,000	1,025
Build NYC Resource Corp., Rev. Bonds (KIPP NYC Public School Facs. - Canal West Project), Series 2022, 5.25% 7/1/2057	1,100	1,119
Build NYC Resource Corp., Rev. Ref. Bonds (Albert Einstein School of Medicine, Inc. Project), Series 2015, 5.50% 9/1/2045[1]	285	285
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 4.50% 1/1/2025[1]	100	100
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 5.00% 1/1/2035[1]	950	954
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 11/15/2039	2,300	1,137
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 11/15/2048	3,540	1,034
Convention Center Dev. Corp., Rev. Ref. Bonds (Hotel Unit Fee Secured), Series 2015, 5.00% 11/15/2030	300	305
Convention Center Dev. Corp., Rev. Ref. Bonds (Hotel Unit Fee Secured), Series 2015, 5.00% 11/15/2035	840	853
Dobbs Ferry Local Dev. Corp., Rev. Bonds (Mercy College Project), Series 2014, 5.00% 7/1/2039	1,625	1,625
Dobbs Ferry Local Dev. Corp., Rev. Bonds (Mercy College Project), Series 2014, 5.00% 7/1/2044	500	500
Dormitory Auth., Mortgage Hospital Rev. Bonds (Maimonides Medical Center), Series 2020, FHA insured, 3.00% 2/1/2050	1,000	714
Dormitory Auth., Rev. Bonds (Catholic Health System Obligated Group), Series 2019-A, 4.00% 7/1/2045	500	363
Dormitory Auth., Rev. Bonds (Columbia University), Series 2023-A, 5.00% 10/1/2033	1,000	1,188
Dormitory Auth., Rev. Bonds (Cornell University), Series 2020-A-2, 5.00% 7/1/2030	1,000	1,129
Dormitory Auth., Rev. Bonds (Cornell University), Series 2024-A, 5.50% 7/1/2054	1,500	1,686
Dormitory Auth., Rev. Bonds (Culinary Institute of America), Series 2013, 5.50% 7/1/2033	500	501
Dormitory Auth., Rev. Bonds (Iona College), Series 2021-A, 5.00% 7/1/2046	250	246
Dormitory Auth., Rev. Bonds (Langone Hospitals Obligated Group), Series 2020-A, 4.00% 7/1/2050	1,500	1,422
Dormitory Auth., Rev. Bonds (Montefiore Obligated Group), Series 2020-A, 4.00% 9/1/2050	750	641
Dormitory Auth., Rev. Bonds (New School), Series 2015-A, 5.00% 7/1/2032	930	939
American Funds Tax-Exempt Fund of New York — Page 1 of 11

unaudited
Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Dormitory Auth., Rev. Bonds (New School), Series 2015-A, 5.00% 7/1/2032 (preref. 7/1/2025)	USD70	$71
Dormitory Auth., Rev. Bonds (New School), Series 2016-A, 5.00% 7/1/2035	555	572
Dormitory Auth., Rev. Bonds (New School), Series 2022-A, 4.00% 7/1/2047	1,250	1,140
Dormitory Auth., Rev. Bonds (New York University), Series 2021-A, 4.00% 7/1/2046	2,050	2,010
Dormitory Auth., Rev. Bonds (Northwell Health Obligated Group), Series 2019-B-3, 5.00% 5/1/2048 (put 5/1/2026)	1,000	1,014
Dormitory Auth., Rev. Bonds (NYU Hospitals Center), Series 2016-A, 5.00% 7/1/2033	400	412
Dormitory Auth., Rev. Bonds (NYU Hospitals Center), Series 2014, 5.00% 7/1/2034	1,000	1,002
Dormitory Auth., Rev. Bonds (Presbyterian Hospital Obligated Group), Series 2023-A, 5.00% 8/1/2038	1,500	1,659
Dormitory Auth., Rev. Bonds (School Dist. Rev. Bond Fncg. Program), Series 2011-A, 5.00% 10/1/2024	10	10
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2023-B, 5.00% 7/1/2034	1,000	1,157
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2019-A, 4.00% 7/1/2049	1,000	947
Dormitory Auth., Rev. Bonds (Touro College and University System Obligated Group), Series 2017, 5.00% 1/1/2038 (preref. 1/3/2028)	500	534
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2023-A, Assured Guaranty Municipal insured, 5.00% 10/1/2035	1,000	1,125
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2018-A, 5.25% 3/15/2037	1,000	1,076
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2/15/2040	1,000	1,001
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-B-3, 5.00% 2/15/2041	750	776
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2022-A, 5.00% 3/15/2041	1,000	1,090
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-E, 4.00% 3/15/2047	1,280	1,227
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-E, 3.00% 3/15/2051	1,500	1,131
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2024-A, 4.00% 3/15/2054	1,155	1,084
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2014-A, 5.00% 3/15/2038	1,000	1,001
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-A, 5.00% 3/15/2039	2,275	2,379
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-E, 5.00% 3/15/2039	800	841
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-E, 5.00% 3/15/2048	1,500	1,550
Energy Research and Dev. Auth., Pollution Control Rev. Bonds (New York State Electric & Gas Corp. Project), Series 2004-C, 4.00% 4/1/2034	1,110	1,113
Energy Research and Dev. Auth., Pollution Control Rev. Bonds (Rochester Gas and Electric Corp. Project), Series 1997-A, 3.00% 8/1/2032 (put 7/1/2025)	1,000	989
Environmental Facs. Corp., Clean Water and Drinking Water Revolving Funds Rev. Bonds (New York City Municipal Water Fin. Auth. Projects - Second Resolution Bonds), Series 2022-A, 5.00% 6/15/2051	1,000	1,065
Environmental Facs. Corp., Rev. Green Bonds (Revolving Funds), Series 2016-B, 4.00% 8/15/2036	1,950	1,970
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2017, AMT, 2.875% 12/1/2044 (put 12/3/2029)[1]	1,500	1,363
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2014-R-2, AMT, 3.125% 12/1/2044 (put 6/1/2026)[1]	1,000	966
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2020-R-1, 2.75% 9/1/2050 (put 9/2/2025)	1,000	974
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2022-R-2, AMT, 5.125% 9/1/2050 (put 9/3/2030)[1]	1,000	1,020
Genesee County Funding Corp., Rev. Bonds (Rochester Regional Health Project), Series 2022-A, 5.25% 12/1/2052	800	816
Glen Cove Local Econ. Assistance Corp., Rev. Bonds (Garvies Point Public Improvement Project), Convertible Capital Appreciation Bonds, Series 2016-C, 5.625% 1/1/2055	500	428
Housing Fin. Agcy., Affordable Housing Rev. Bonds, Series 2017-M, 3.65% 11/1/2042	750	678
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2019-D, 3.55% 11/1/2039	1,000	881
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-J-2, 1.10% 11/1/2061 (put 5/1/2027)	705	632
Hudson Yards Infrastructure Corp., Rev. Bonds, Series 2017-A, 5.00% 2/15/2033	1,700	1,778
Hudson Yards Infrastructure Corp., Rev. Bonds, Series 2017-A, 5.00% 2/15/2035	1,000	1,044
Jefferson County Civic Fac. Dev. Corp., Rev. Bonds (Samaritan Medical Center Project), Series 2017-A, 5.00% 11/1/2037	1,000	942
American Funds Tax-Exempt Fund of New York — Page 2 of 11

unaudited
Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Jefferson County Civic Fac. Dev. Corp., Rev. Bonds (Samaritan Medical Center Project), Series 2017-A, 4.00% 11/1/2042	USD715	$539
Jefferson County Civic Fac. Dev. Corp., Rev. Bonds (Samaritan Medical Center Project), Series 2017-A, 4.00% 11/1/2047	500	350
Liberty Dev. Corp., Liberty Rev. Ref. Bonds, Series 2021-WTC-1, 4.00% 2/15/2043	1,265	1,239
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.375% 11/15/2040[1]	350	351
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 3, 7.25% 11/15/2044[1]	375	377
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 2.875% 11/15/2046	1,500	1,084
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 3.00% 11/15/2051	2,000	1,458
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, BAM insured, 3.00% 11/15/2051	1,000	737
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-B, 5.00% 9/1/2035	1,315	1,334
Long Island Power Auth., Electric System General Rev. Bonds, Series 2018, 5.00% 9/1/2036	500	536
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-B, 5.00% 9/1/2038	750	757
Long Island Power Auth., Electric System General Rev. Bonds, Series 2017, 5.00% 9/1/2047	2,225	2,284
Long Island Power Auth., Electric System General Rev. Green Bonds, Series 2023-E, 5.00% 9/1/2053	1,315	1,408
Metropolitan Transportation Auth., Hudson Rail Yards Trust Obligations, Series 2016-A, 5.00% 11/15/2051	500	496
Metropolitan Transportation Auth., Hudson Rail Yards Trust Obligations, Series 2016-A, 5.00% 11/15/2056	750	738
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-1, 5.00% 11/15/2039	305	307
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 5.00% 11/15/2045 (put 5/15/2030)	1,000	1,072
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2017-A-1, 5.00% 11/15/2027	970	1,027
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2019-C-1, 5.00% 11/15/2039	1,990	2,115
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D, 5.00% 11/15/2045	1,000	1,046
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2019-B, Assured Guaranty Municipal insured, 4.00% 11/15/2049	1,000	915
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-3, 4.00% 11/15/2049	1,000	907
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-C-1, 5.00% 11/15/2050	1,500	1,550
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2019-B, 5.00% 11/15/2052	1,305	1,333
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2017-A-1, 5.25% 11/15/2057	750	761
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-A-2, 5.00% 11/15/2026	1,000	1,039
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 11/15/2034	1,000	1,006
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2024-A, 5.25% 11/15/2049	1,000	1,074
Monroe County Industrial Dev. Corp., Rev. Bonds (Highland Hospital of Rochester Project), Series 2015, 5.00% 7/1/2025	325	328
Monroe County Industrial Dev. Corp., Rev. Bonds (Highland Hospital of Rochester Project), Series 2015, 5.00% 7/1/2033	430	436
Monroe County Industrial Dev. Corp., Rev. Bonds (Highland Hospital of Rochester Project), Series 2015, 5.00% 7/1/2034	380	386
Monroe County Industrial Dev. Corp., Rev. Bonds (Rochester General Hospital Project), Series 2020-A, 4.00% 12/1/2046	1,500	1,282
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 10/1/2030	90	89
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 194, AMT, 3.50% 10/1/2035	15	15
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 206, AMT, 4.00% 10/1/2037	145	143
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 10/1/2044	130	128
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 200, 3.50% 10/1/2045	35	35
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 195, 4.00% 10/1/2046	210	209
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 54, 4.00% 4/1/2047	350	347
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 203, 3.50% 10/1/2047	225	221
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 213, 4.25% 10/1/2047	645	641
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 208, 4.00% 10/1/2048	155	153
American Funds Tax-Exempt Fund of New York — Page 3 of 11

unaudited
Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 217, 4.00% 10/1/2049	USD440	$435
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 242, 3.50% 10/1/2052	985	961
County of Nassau, G.O. General Improvement Bonds, Series 2017-A, 5.00% 1/15/2030	1,000	1,048
County of Nassau, G.O. General Improvement Rev. Ref. Bonds, Series 2023-B, 5.00% 4/1/2036	1,000	1,155
Nassau County Tobacco Settlement Corp., Tobacco Settlement Asset-Backed Bonds, Series 2006-A-3, 5.00% 6/1/2035	600	556
Nassau County Tobacco Settlement Corp., Tobacco Settlement Asset-Backed Bonds, Series 2006-A-3, 5.125% 6/1/2046	705	644
New York City G.O. Bonds, Series 2023-C, 5.00% 8/1/2027	1,000	1,054
New York City G.O. Bonds, Series 2016-C, 5.00% 8/1/2031	1,000	1,024
New York City G.O. Bonds, Series 2018-C, 5.00% 8/1/2032	1,000	1,062
New York City G.O. Bonds, Series 2015-C, 5.00% 8/1/2033	1,000	1,009
New York City G.O. Bonds, Series 2017-A-1, 5.00% 8/1/2034	1,000	1,031
New York City G.O. Bonds, Series 2023-F-1, 5.00% 8/1/2036	1,035	1,177
New York City G.O. Bonds, Series 2024-C, 5.00% 3/1/2042	1,105	1,217
New York City G.O. Bonds, Series 2022-B-1, 5.25% 10/1/2047	1,170	1,271
New York City G.O. Bonds, Series 2024-C, 5.25% 3/1/2048	1,600	1,750
New York City G.O. Bonds, Series 2024-A, 5.00% 8/1/2051	1,285	1,365
New York City G.O. Bonds, Series 2024-D, 5.25% 4/1/2054	1,145	1,240
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (8 Spruce Street), Series 2014-E, 3.50% 2/15/2048	1,670	1,663
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2020-A-3, 1.125% 5/1/2060 (put 11/1/2024)	420	420
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2021-C-2, 0.70% 11/1/2060 (put 7/1/2025)	635	602
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-A-1-A, 3.80% 11/1/2037	885	857
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2015-H, 2.95% 11/1/2045 (put 2/1/2026)	750	730
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-F-1, 2.40% 11/1/2046	2,405	1,577
New York City Industrial Dev. Agcy., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-A, AMT, 5.00% 7/1/2028	215	215
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 3.00% 1/1/2034	750	704
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, Assured Guaranty Municipal insured, 3.00% 3/1/2040	1,000	833
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, 4.00% 3/1/2045	1,000	906
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, Assured Guaranty Municipal insured, 3.00% 3/1/2049	750	571
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-DD, 5.00% 6/15/2031	1,100	1,249
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2015-HH, 5.00% 6/15/2039	690	698
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2022-BB-1, 4.00% 6/15/2045	1,000	975
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2018-BB-1, 5.00% 6/15/2046	1,250	1,286
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2023-DD, 5.00% 6/15/2046	765	825
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2023-DD, 4.125% 6/15/2047	2,320	2,268
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2017-DD, 5.00% 6/15/2047	1,055	1,079
American Funds Tax-Exempt Fund of New York — Page 4 of 11

unaudited
Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2020-GG-1, 4.00% 6/15/2050	USD1,000	$957
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2023-AA-1, 5.25% 6/15/2052	1,270	1,378
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2024-AA-1, 5.25% 6/15/2053	1,575	1,719
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2024-CC, 5.25% 6/15/2054	2,050	2,241
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2019-S-3, 5.00% 7/15/2036	1,000	1,062
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2019-A-1, 5.00% 8/1/2036	2,380	2,512
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-B-1, 4.00% 11/1/2040	1,500	1,485
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2024-D, 5.00% 11/1/2040	1,000	1,119
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2017-F-1, 5.00% 5/1/2042	1,000	1,032
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2018-A-3, 4.00% 8/1/2042	1,425	1,391
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-B-1, 4.00% 11/1/2042	1,000	977
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2023-F-1, 4.00% 2/1/2051	1,430	1,361
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2024-F-1, 5.25% 2/1/2053	3,000	3,249
New York City Trust for Cultural Resources, Rev. Ref. Bonds (Lincoln Center for the Performing Arts, Inc.), Series 2020-A, 4.00% 12/1/2035	1,000	1,035
Niagara Area Dev. Corp., Solid Waste Disposal Fac. Rev. Ref. Bonds (Covanta Project), Series 2018-B, 3.50% 11/1/2024[1]	1,000	997
Niagara Area Dev. Corp., Solid Waste Disposal Fac. Rev. Ref. Bonds (Covanta Project), Series 2018-A, AMT, 4.75% 11/1/2042[1]	1,000	893
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 4/1/2027	600	600
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 4/1/2028	500	500
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 4/1/2029	700	700
Oneida Indian Nation, Tax Rev. Bonds, Series 2024-B, 6.00% 9/1/2043[1]	500	529
County of Onondaga, Resource Recovery Agcy., Rev. Ref. Bonds, Series 2015-A, AMT, Assured Guaranty Municipal insured, 5.00% 5/1/2025	500	504
County of Onondaga, Resource Recovery Agcy., Rev. Ref. Bonds, Series 2015-A, AMT, Assured Guaranty Municipal insured, 5.00% 5/1/2030	1,750	1,763
County of Onondaga, Trust for Cultural Resources, Rev. Bonds, Series 2019, 5.00% 12/1/2040	1,000	1,066
Port Auth., Consolidated Bonds, Series 223, AMT, 4.00% 7/15/2038	1,365	1,350
Port Auth., Consolidated Bonds, Series 212, 4.00% 9/1/2038	1,000	1,018
Port Auth., Consolidated Bonds, Series 223, AMT, 4.00% 7/15/2040	1,310	1,270
Port Auth., Consolidated Bonds, Series 217, 5.00% 11/1/2044	1,500	1,586
Port Auth., Consolidated Bonds, Series 205, 5.00% 11/15/2047	1,000	1,028
Port Auth., Consolidated Rev. Ref. Bonds, Series 186, AMT, 5.00% 10/15/2044	500	501
Power Auth., Rev. Bonds, Series 2020-A, 4.00% 11/15/2055	1,500	1,410
Power Auth., Rev. Bonds (Green Transmission Project), Series 2022-A, Assured Guaranty Municipal insured, 4.00% 11/15/2047	1,000	967
County of Rockland, Industrial Dev. Agcy., Multi Family Housing Rev. Bonds (Rockland Gardens Project), Series 2023, 4.65% 5/1/2027 (put 5/1/2025)	1,000	1,002
Schenectady County Capital Resource Corp., Rev. Bonds (Union College Project), Series 2022, 5.25% 7/1/2052	1,000	1,076
Southold Local Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2015, 5.00% 12/1/2045	1,500	1,448
County of Suffolk, G.O. Rev. Ref. Bonds, Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2/1/2026	540	555
Thruway Auth., General Rev. Bonds, Series 2021-O, 4.00% 1/1/2040	1,000	1,006
Thruway Auth., General Rev. Bonds, Series 2020-N, 4.00% 1/1/2041	1,900	1,897
Thruway Auth., General Rev. Bonds, Series 2020-N, 4.00% 1/1/2047	1,500	1,433
Thruway Auth., General Rev. Bonds, Series 2020-N, 3.00% 1/1/2049	1,970	1,477
Thruway Auth., General Rev. Bonds, Series 2024-P, 5.25% 1/1/2054	1,350	1,464
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, 4.00% 1/1/2039	2,835	2,842
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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, 4.00% 1/1/2045	USD2,465	$2,347
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, Assured Guaranty Municipal insured, 4.00% 1/1/2053	1,015	961
Tompkins County Dev. Corp., Continuing Care Retirement Community Rev. Bonds (Kendal at Ithaca, Inc. Project), Series 2014-A, 5.00% 7/1/2034	1,000	1,001
Tompkins County Dev. Corp., Continuing Care Retirement Community Rev. Bonds (Kendal at Ithaca, Inc. Project), Series 2022-A, 4.00% 7/1/2042	750	652
Tompkins County Dev. Corp., Continuing Care Retirement Community Rev. Bonds (Kendal at Ithaca, Inc. Project), Series 2014-A, 5.00% 7/1/2044	1,415	1,388
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2021, AMT, 3.00% 8/1/2031	250	234
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2020, AMT, 5.375% 8/1/2036	1,000	1,053
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 12/1/2037	600	629
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 4.00% 12/1/2039	1,050	1,018
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 4.00% 12/1/2040	1,500	1,466
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2042	1,760	1,826
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 7/1/2034	500	500
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 7/1/2046	2,000	1,951
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.25% 1/1/2050	500	495
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 4.00% 10/1/2030	1,000	998
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 4.00% 1/1/2036	725	719
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 4.375% 10/1/2045	2,000	1,934
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2023, AMT, Assured Guaranty Municipal insured, 5.00% 6/30/2049	1,250	1,288
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2023, AMT, Assured Guaranty Municipal insured, 5.125% 6/30/2060	2,000	2,068
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2018-A, 5.00% 11/15/2030	650	731
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2023-B-1, 5.00% 11/15/2048	1,500	1,608
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2020-A, 4.00% 11/15/2054	1,500	1,416
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2020-A, 5.00% 11/15/2054	2,750	2,869
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds (MTA Bridges and Tunnels), Series 2023-A, 5.00% 11/15/2036	500	571
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Bonds (MTA Bridges and Tunnels), Series 2021-A, 4.00% 5/15/2046	1,260	1,213
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Bonds (MTA Bridges and Tunnels), Series 2022-A, 5.00% 5/15/2057	1,500	1,576
American Funds Tax-Exempt Fund of New York — Page 6 of 11

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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Green Bonds (MTA Bridges and Tunnels), Series 2024-A, 5.00% 5/15/2054	USD1,500	$1,595
Triborough Bridge and Tunnel Auth., Sales Tax Rev. Bonds (MTA Bridges and Tunnels), Series 2024-A-1, 5.25% 5/15/2059	1,670	1,809
City of Troy Capital Resource Corp., Rev. Ref. Bonds (Rensselaer Polytechnic Institute Project), Series 2020-A, 5.00% 9/1/2038	1,500	1,589
TSASC, Inc., Tobacco Settlement Bonds, Series 2017-A, 5.00% 6/1/2025	750	760
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 3/15/2026 (escrowed to maturity)	285	294
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2036	1,500	1,607
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2042	1,020	1,071
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-E-4, 4.00% 3/15/2046	1,345	1,297
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2049	1,415	1,336
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2023-A, 5.00% 3/15/2057	1,000	1,054
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2021-A, 4.00% 3/15/2039	1,500	1,519
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2021-A, 4.00% 3/15/2046	1,890	1,827
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2021-A, 4.00% 3/15/2048	1,500	1,443
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2019-A, 3.00% 3/15/2049	1,500	1,112
Utility Debt Securitization Auth., Restructuring Bonds, Series 2022-TE-1, 5.00% 6/15/2034	1,100	1,275
Utility Debt Securitization Auth., Restructuring Bonds, Series 2017, 5.00% 12/15/2041	1,500	1,569
Utility Debt Securitization Auth., Restructuring Bonds, Series 2023-TE-1, 5.00% 12/15/2041	810	915
Utility Debt Securitization Auth., Restructuring Bonds, Series 2023-TE-2, 5.00% 6/15/2053	1,000	1,070
Westchester County Health Care Corp., Rev. Bonds, Series 2010-B, 6.00% 11/1/2030	115	115
Westchester County Local Dev. Corp., Rev. Bonds (Purchase Housing Corp. II Project), Series 2017, 5.00% 6/1/2037	1,000	1,002
Westchester County Local Dev. Corp., Rev. Bonds (Purchase Housing Corp. II Project), Series 2017, 5.00% 6/1/2047	1,025	979
Westchester County Local Dev. Corp., Rev. Bonds (Senior Learning Community, Inc.), Series 2021-A, 5.00% 7/1/2056[1]	335	307
Westchester County Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 11/1/2034	1,150	1,151
Westchester County Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 11/1/2046	1,500	1,421
Westchester County Local Dev. Corp., Rev. Ref. Bonds (Kendal on Hudson Project), Series 2022-B, 5.00% 1/1/2051	1,000	987
Westchester County Local Dev. Corp., Rev. Ref. Bonds (Pace University), Series 2014-A, 5.50% 5/1/2042	450	450
Yonkers Econ. Dev. Corp., Educational Rev. Bonds (Lamartine/Warburton, LLC - Charter School of Educational Excellence Project), Series 2019-A, 5.00% 10/15/2049	1,100	1,065
		248,029
Guam 1.33%
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 4.00% 1/1/2042	750	690
G.O. Bonds, Series 2019, AMT, 5.00% 11/15/2031	935	953
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 11/1/2035	1,355	1,419
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2013, 5.00% 7/1/2028	250	250
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2014-A, 5.00% 7/1/2029	250	250
		3,562
Puerto Rico 2.52%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-A, 4.00% 7/1/2042[1]	1,000	934
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2037	1,000	958
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 10/1/2031	685	686
American Funds Tax-Exempt Fund of New York — Page 7 of 11

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Bonds, notes & other debt instruments (continued) Puerto Rico (continued)	Principal amount (000)	Value (000)
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040	USD2,221	$2,175
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2018-A-1, 5.00% 7/1/2058	2,025	2,025
		6,778
Virgin Islands 0.29%
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2039	750	783
Total bonds, notes & other debt instruments (cost: $267,661,000)		259,152
Short-term securities 1.94% Municipals 1.94%
Dormitory Auth., Rev. Bonds (Cornell University), Series 2019-B, 3.65% 7/1/2039[2]	2,700	2,700
Dormitory Auth., Rev. Bonds (Fordham University), Series 2008-A-2, 3.81% 7/1/2032[2]	2,500	2,500
Total short-term securities (cost: $5,200,000)		5,200
Total investment securities 98.55% (cost: $272,861,000)		264,352
Other assets less liabilities 1.45%		3,882
Net assets 100.00%		$268,234
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 4/30/2024 (000)
2 Year U.S. Treasury Note Futures	Long	52	7/3/2024	USD10,538	$(104)
10 Year U.S. Treasury Note Futures	Short	25	6/28/2024	(2,756)	87
					$(17)

[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $9,177,000, which represented
3.42% of the net assets of the fund.

[2]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

American Funds Tax-Exempt Fund of New York — Page 8 of 11

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Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads, interest rate volatilities, and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuation may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.
Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $10,896,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
American Funds Tax-Exempt Fund of New York — Page 9 of 11

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Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of April 30, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Municipals	$—	$259,152	$—	$259,152
Short-term securities	—	5,200	—	5,200
Total	$—	$264,352	$—	$264,352

Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$87	$—	$—	$87
Liabilities:
Unrealized depreciation on futures contracts	(104)	—	—	(104)
Total	$(17)	$—	$—	$(17)
*
Futures contracts are not included in the fund’s investment portfolio.
American Funds Tax-Exempt Fund of New York — Page 10 of 11

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Key to abbreviation(s)
Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities

Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP3-041-0624O-S96489
American Funds Tax-Exempt Fund of New York — Page 11 of 11